Income Taxes	12 Months Ended
Dec. 31, 2020
Spectrum Global Solutions, Inc. [Member]
Income Taxes [Line Items]
Income Taxes
17.	Income Taxes

The Company’s pre-tax loss for the years ended December 31, 2020 and 2019 consisted of the following:

	Years Ended December 31,
	2020	2019
Domestic	$(10,405,983)	$(4,738,282)
Foreign	14,486	(18,017)
Pre-tax Loss	$(10,391,497)	$(4,756,299)

The provision for income taxes for the years ended December 31, 2020 and 2019 was as follows:

	Years Ended December 31,
	2020	2019
Federal	$-	$-
State	-	49,038
Foreign	1,908	155,193
Total current	$1,908	$204,231

Deferred:
Federal	$-	$-
State	-	-
Total deferred	-	-
Total provision for income taxes	$1,908	$204,231

The Company’s income taxes were calculated on the basis of foreign pre-tax income and domestic pre-tax loss of $14,486 and $10,405,983, respectively, for the year ended December 31, 2020. The Company’s income taxes were calculated on the basis of foreign and domestic pre-tax loss of $18,017 and $4,738,282, respectively, for the year ended December 31, 2019.

The Company’s effective tax rate for the years ended December 31, 2020 and 2019 differed from the U.S. federal statutory rate as follows:

	Years Ended December 31,
	2020	2019
	%	%
Federal tax benefit at statutory rate	(21.0)	(21.0)
Permanent differences	(6.3)	(22.2)
State tax benefit, net of Federal benefits	-	4.5
Other	-	-
Effect of foreign income taxed in rates other than the U.S. Federal statutory rate	-	14.1
Net change in valuation allowance	27.3	43.2
Provision	-	18.6

The tax effects of temporary differences and carryforwards that gave rise to significant portions of the deferred tax assets and liabilities were as follows:

	Years Ended December 31,
	2020	2019
Net operating loss carryforwards	$25,074,591	$17,212,941
Depreciation	9,163	10,935
Total assets	25,083,754	17,223,876

Total liabilities	-	-
Less: Valuation allowance	(25,083,754)	(17,223,876)

Net deferred tax liabilities	$-	$-

As of December 31, 2020 and 2019, the Company had federal net operating loss carryforwards (“NOL’s”) of $25,083,754 and $17,212,941, respectively that will be available to reduce future taxable income, if any. These NOL’s begin to expire in 2027.

Sections 382 and 383 of the Internal Revenue Code of 1986, as amended, provide for annual limitations on the utilization of net operating loss, capital loss and credit carryforwards if the Company were to undergo an ownership change, as defined in Section 382 of the Code. In general, an ownership change occurs whenever the percentage of the shares of a corporation owned, directly or indirectly, by 5-percent shareholders, as defined in Section 382 of the Code, increases by more than 50 percentage points over the lowest percentage of the shares of such corporation owned, directly or indirectly, by such 5-percent shareholders at any time over the preceding three years. In the event such ownership change occurs, the annual limitation may result in the expiration of net operating losses capital losses and credits prior to full utilization.

The Company has not completed a study to assess whether ownership change occurred as a result of the Company’s acquisition of AWS and related issuance of shares. However, as a result of the issuance of common shares in 2017, the Company believes an ownership change under Sec. 382 may have occurred. As a result of this ownership change certain of the Company’s net operating loss, capital loss and credit carryforwards will expire prior to full utilization. Additionally, further share issuances, such as the share issuances for debt conversions or acquisitions, may cause a change in ownership.

The Company performs an analysis each year to determine whether the expected future income will more likely than not be sufficient to realize the deferred tax assets. The Company’s recent operating results and projections of future income weighed heavily in the Company’s overall assessment. Prior to 2017, there were no provisions (or benefits) for income taxes because the Company had sustained cumulative losses since the commencement of operations.

The Company’s continuing practice is to recognize interest and/or penalties related to income tax matters as a component of income tax expense. As of December 31, 2020 and 2019, there was no accrued interest and penalties related to uncertain tax positions.

The Company is subject to U.S. federal income taxes and to income taxes in various states in the United States. Tax regulations within each jurisdiction are subject to the interpretation of the related tax laws and regulations and require significant judgment to apply. Due to the Company’s net operating loss carryforwards all years remain open to examination by the major domestic taxing jurisdictions to which the Company is subject. In addition, all of the net operating loss and credit carryforwards that may be used in future years are still subject to adjustment.